Taxes and similar charges payable other than income tax	12 Months Ended
Dec. 31, 2020
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Taxes and similar charges payable other than income tax
20.	Taxes and similar charges payable other than income tax

	December 31, 2020	December 31, 2019
VAT payable	4,705	4,120
Payroll taxes	4,180	3,353
Property tax	614	566
Land lease	591	454
Land tax	323	240
Mineral extraction tax	280	332
Other	276	163

Total	10,969	9,228